Subsequent Events (Details) $ in Millions					1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 30, 2026 CNY (¥)	Jul. 01, 2026 USD ($) shares	Jun. 27, 2025 shares	Feb. 21, 2025 shares	Aug. 31, 2026 CNY (¥)	Sep. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)
Forecast [Member]
Subsequent Events [Line Items]
Repayment debt					¥ 23,000,000
Percentage of borrowings interest rate					3.50%
Paid consideration | $		$ 0.4
Other Borrowings					¥ 15,000,000
Subsidiarie of total amount					¥ 18,000,000
Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd [Member]
Subsequent Events [Line Items]
Annual interest rate percentage.							5.40%
Subsequent Event [Member]
Subsequent Events [Line Items]
Repayment debt	¥ 23,000,000
Subsequent Event [Member] | Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd [Member]
Subsequent Events [Line Items]
Company borrowed amount						¥ 1.1
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Repurchased ordinary shares | shares			5,952,381	913,714
Paid consideration | $							$ 2.7
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Repurchased ordinary shares | shares		183,997